SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net income (loss) per common share (Details) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Unrealized gain on investments held in Trust Account	$ 130,025	$ 98,582
Net income (loss)	(2,418,806)	(10,850,513)
Less: Change in fair value of warrant liabilities	(2,226,669)	9,933,330
Common Class A subject to possible redemption
Unrealized gain on investments held in Trust Account	130,025	88,498
Less: Unrealized gain available to be withdrawn for payment of taxes	(50,483)
Net earnings attributable to Class A Common Stock subject to possible redemption	$ 79,542
Non-redeemable net loss		$ 25,708
Basic and diluted weighted average shares outstanding	50,000,000	44,885,287
Basic and diluted net loss per share	$ 0.00	$ 0.00
Non Redeemable Common Class B
Net income (loss)	$ (2,418,806)
Less: Net earnings attributable to Class A Common Stock subject to possible redemption	79,542
Non-redeemable net loss	$ (2,498,348)
Basic and diluted weighted average shares outstanding	12,500,000
Basic and diluted net loss per share	$ (0.20)